Income Tax Expense - Deferred Tax Charged to Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Income tax relating to components of other comprehensive income [abstract]
Unrealized gain on valuation of financial assets at fair value through other comprehensive income	$ 17,005	$ 556
Remeasurement of defined benefit obligations	(11,992)	(392)	$ 8,642	$ (7,375)
Impact of change in tax rate	(887)	(29)
Total	$ 4,126	$ 135	$ 8,642	$ (7,375)